ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
ACCRUED LIABILITIES AND OTHER PAYABLES
Accrued professional service fees	$ 276,238		$ 364,840
Expenses paid by employees on the Company's behalf	211,441
Expenses paid by third party on the Company's behalf	375,653
Other	68,963		116,961
Accrued liabilities and other payables	$ 932,295	$ 481,801	$ 481,801